Disclosures About Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Disclosures About Fair Value Measurements [Abstract]
Assets and Liabilities Measured on Recurring Basis

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$7,924	$-	$7,924	$-
US Agency mortgage-backed securities	129,971	-	129,971	-
Corporate bonds	11,761	-	11,761	-
Fair value of swap asset	53	-	53	-
Fair value of swap liability	53	-	53	-

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
US Agency securities	$5,911	$-	$5,911	$-
US Agency mortgage-backed securities	137,735	-	137,735	-
Corporate bonds	7,892	-	7,892	-
Fair value of swap asset	164	-	164	-
Fair value of swap liability	164	-	164	-

Assets Measured at Fair Value on Non-Recurring Basis

	Fair Value Measurements at June 30, 2013 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,503	$-	$-	$1,503
Other real estate owned	1,641	-	-	1,641

	Fair Value Measurements at December 31, 2012 Using
	Total	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$3,220	$-	$-	$3,220
Other real estate owned	1,228	-	-	1,228

	Quantitative Information About Level 3 Fair Value Measurements
June 30, 2013	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$1,503	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,641	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%

	Quantitative Information About Level 3 Fair Value Measurements
December 31, 2012	Fair Value Estimate	Valuation Techniques		Unobservable Input		Range
Impaired loans	$3,220	Appraisal of collateral	(1)	Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 15%
Other real estate owned	1,228	Appraisal of collateral(1),(3)		Appraisal adjustments	(2) Liquidation expenses(2)	0% to 35% 1% to 20%
(1)	Fair Value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Value of Financial Instruments

	June 30, 2013
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$25,655	$25,655	$25,655	$-	$-
Investment securities - AFS	149,656	149,656	-	149,656	-
Investment securities - HTM	18,628	18,479	-	15,486	2,993
Regulatory stock	6,991	6,991	6,991	-	-
Loans held for sale	6,625	6,752	6,752	-	-
Loans, net of allowance for loan loss and unearned income	733,752	735,903	-	-	735,903
Accrued income receivable	3,242	3,242	3,242	-	-
Bank owned life insurance	36,260	36,260	36,260	-	-
Fair value swap asset	53	53	-	53	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$533,969	$533,969	$533,969	$-	$-
Deposits with stated maturities	306,303	312,783	-	-	312,783
Short-term borrowings	34,292	34,292	34,292	-	-
All other borrowings	29,085	32,311	-	-	32,311
Accrued interest payable	1,557	1,557	1,557	-	-
Fair value swap liability	53	53	-	53	-

	December 31, 2012
	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
FINANCIAL ASSETS:
Cash and cash equivalents	$26,820	$26,820	$26,820	$-	$-
Investment securities - AFS	151,538	151,538	-	151,538	-
Investment securities - HTM	13,723	14,266	-	11,321	2,945
Regulatory stock	6,304	6,304	6,304	-	-
Loans held for sale	10,576	10,722	10,722	-	-
Loans, net of allowance for loan loss and unearned income	708,594	716,756	-	-	716,756
Accrued income receivable	2,960	2,960	2,960	-	-
Bank owned life insurance	36,214	36,214	36,214	-	-
Fair value swap asset	164	164	-	164	-
FINANCIAL LIABILITIES:
Deposits with no stated maturities	$520,002	$520,002	$520,002	$-	$-
Deposits with stated maturities	315,732	320,930	-	-	320,930
Short-term borrowings	15,660	15,660	15,660	-	-
All other borrowings	26,085	30,442	-	-	30,442
Accrued interest payable	2,083	2,083	2,083	-	-
Fair value swap liability	164	164	-	164	-